WELLS FARGO FUNDS TRUST

California Limited Term Tax-Free Fund
Class A and Class C

Supplement dated June 6, 2003 to the
Prospectus for the Class A, Class B and
Class C shares dated November 1, 2002

This supplement contains important information for shareholders about matters approved by the Board of Trustees of Wells Fargo Funds Trust at its May 6, 2003 regular meeting affecting the California Limited Term Tax-Free Fund (the "Fund"). The resulting changes and certain other changes to the Prospectus for the Fund are described below.

1.    Under the "Summary of Expenses" section, the column for the Class C shares in the "Shareholder Fees" table is supplemented by adding the following footnote:

Effective immediately, the California Limited Term Tax-Free Fund does not impose a 1.00% front-end sales charge on purchases.

2.    Under the "Summary of Expenses" section, the column for the Class A shares in the "Shareholder Fees" table is supplemented by adding the following footnote:

Effective July 1, 2003, the California Limited Term Tax-Free Fund will impose a maximum sales charge of 3.00% on purchases.

3.    Under the "Summary of Expenses" section, footnote 1 to the "Shareholder Fees" table is replaced with the following:

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. Effective July 1, 2003, the California Limited Term Tax-Free Fund will assess a 0.50% CDSC on such redemptions. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.

4.    Under "A Choice of Share Classes" section, replace the third bullet point with the following:

- Class C Shares - with a front-end sales charge and a 1.00% CDSC (certain Funds, see page 48) on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

In the same section, replace the second paragraph after the bullets with the following:

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B shares of any Fund or Class C shares of the California Limited Term Tax-Free Fund. Please note that Class B shares convert to Class A shares generally after seven years to avoid the higher ongoing expenses assessed against Class B shares. Please see "Class B Share CDSC Schedule" below for further details.

5.    Under the "A Choice of Share Classes" section, in the "Class A Share Sales Charge Schedule" sub-section, the title of the Class A sales charge table is replaced with the following:

CLASS A SHARES, EXCEPT FOR THE CALIFORNIA LIMITED TERM TAX-FREE FUND, HAVE THE FOLLOWING SALES CHARGE SCHEDULE:

6.    Under the "A Choice of Share Classes" section, the "Class A Share Sales Charge Schedule" sub-section, effective July 1, 2003, is supplemented with the following:

California Limited TERM Tax-Free Fund Class A Shares Have the Following Sales Charge Schedule:
Amount Of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested
Less than $50,000	3.00%	3.09%
$50,000 to $99,999	2.50%	2.56%
$100,000 to $249,999	2.00%	2.04%
$250,000 to $499,999	1.50%	1.52%
$500,000 to $999,999	1.00%	1.01%
$1,000,000 and over *	0.00%	0.00%

*We will assess Class A share purchases of $1,000,000 or more a 0.50% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. CDSCs on Class A Shares are based on the lower of NAV on the date of purchase or the date of redemption.

7.    Under the "A Choice of Share Classes" section, replace the "Class C Share Sales Charges" sub-section on page 48 with the following:

Class C Share Sales Charges
For all Funds except the California Limited Term Tax-Free Fund, if you choose Class C shares you will pay the POP (NAV plus the 1.00% sales charge). As a percentage of the net amount invested, the front-end sales charge effectively is 1.01%. Class C shares may be purchased without a front-end sales charge when purchased through a broker/dealer that has entered into an agreement with the Funds' distributor to waive this charge. The distributor pays sales commissions of up to 1.00% to such broker/dealers and up to 2.00% to other selling agents at the time of sale, and up to 1.00% annually to all selling agents thereafter.

If you choose Class C shares of the California Limited Term Tax-Free Fund, you buy them at NAV. The distributor pays sales commissions of up to 1.00% of the purchase price to selling agents at the time of sale, and up to 1.00% annually thereafter.

For all Class C shares, you agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV on the date of original purchase or the NAV on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, a Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A Shares, and therefore continue to pay the higher ongoing expenses.

8.    In the "Your Account" section, the "Pricing Fund Shares" sub-section is supplemented by adding the following after the third sentence in the second bullet:

Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices.

9.    In the "Additional Services and Other Information" section, the "Taxes" sub-section is supplemented with the following:

Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to a Fund's sales and exchanges after May 6, 2003.

WELLS FARGO FUNDS TRUST

Income Fund
Class A, Class B and Institutional Class

Supplement dated June 6, 2003, to the Prospectus for the Class A, Class B
and Class C shares dated October 1, 2002, as supplemented February 5, 2003 and amended February 5, 2003 and June 6, 2003, and to the Prospectus for the
Institutional Class shares dated October 1, 2002, as amended February 5, 2003

The Board of Trustees (the "Board") of Wells Fargo Funds Trust, at its regular, in-person meeting held on May 6, 2003, approved changes to certain non-fundamental investment policies of the Income Fund (the "Fund"). The Board approved for the Fund a policy of maintaining an average credit quality rating of "B- or higher" for the below investment-grade debt securities portion of its portfolio. The Board changed the Fund's policy of investing in below investment-grade debt securities from investing in those securities rated at least "Ba" by Moody's or "BB" by S&P to investing in those securities rated at least "Caa" by Moody's or "CCC" by S&P. The Fund's policy of investing up to 20% of its total assets in below investment-grade debt securities remains unchanged. The Board also approved the Fund's investment of a portion of its assets in the High Yield Bond Fund. The resulting changes and certain other changes to the Prospectuses for the Fund are described below.

1.    The "Specific Risks" sub-section for the Fund described in the "Summary of Important Risks" section is replaced with the following:

The Fund is primarily subject to the risks described under the "Common Risks for the Funds" on page 6. We may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (sometimes referred to as "junk bonds" or high yield securities). Such securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of individual issuers. Additionally, these lower-rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

2.    The "Annual Fund Operating Expenses" table in the "Summary of Expenses" section is supplemented by adding the following footnote next to "NET EXPENSES,"

in the Prospectus for the Class A, B and C shares, as follows:

For the Income Fund and Income Plus Fund, the adviser will waive its advisory fee for the portion of each Fund's assets that is invested in the High Yield Bond Fund and waive additional fees and/or reimburse additional expenses to the extent necessary to ensure that there will be no increase in the Fund's net operating expense ratio.

and in the Prospectus for the Institutional Class shares as follows:

For the Income Fund, the adviser will waive its advisory fee for the portion of the Fund's assets that is invested in the High Yield Bond Fund and waive additional fees and/or reimburse additional expenses to the extent necessary to ensure that there will be no increase in the Fund's net operating expense ratio.

3.    The last bullet point in the "Permitted Investments" section on the individual Fund description page is replaced with the following:

- at least 80% of total assets in investment-grade debt securities; and

- up to 20% of total assets in debt securities that are below investment-grade, or are unrated at the time of purchase.

As part of our below investment-grade debt securities investment strategy, we will generally invest in below investment-grade debt securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by us to be of comparable quality. We will maintain an average credit quality for this portion of the Fund's portfolio of "B- or higher" as rated by S&P. In addition, as part of our below investment-grade debt securities investment strategy, we may invest in the Wells Fargo High Yield Bond Fund. There will be no increase in the Fund's net operating expense ratio as a result of such an investment.

4.    In the "Important Risk Factors" section on the individual Fund description page, the following sentence:

We may invest in lower-rated securities, which tend to be more sensitive to economic conditions and involve greater credit risk than higher-rated securities.

is replaced with the following:

We may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (sometimes referred to as "junk bonds" or high yield securities). Such securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of individual issuers. Additionally, these lower-rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

Stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings and like maturities. Zero coupon securities also generate ordinary income, which must be distributed to shareholders, even when they do not generate funds to pay such distributions.

5.    In the "Your Account" section, the "Pricing Fund Shares" sub-section is supplemented by adding the following after the third sentence in the second bullet:

Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices.

6.    In the "Additional Services and Other Information" section of the Prospectus for the Class A, Class B and Class C shares, and in the "Other Information" section of the Prospectus for the Institutional Class shares, the "Taxes" sub-section is supplemented with the following:

Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to a Fund's sales and exchanges after May 6, 2003.

WELLS FARGO FUNDS TRUST

Income Plus Fund
Class A, Class B and Class C

Supplement dated June 6, 2003, to the Prospectus for the Class A,
Class B and Class C shares dated October 1, 2002, as supplemented
February 5, 2003 and amended February 5, 2003 and June 6, 2003

The Board of Trustees of Wells Fargo Funds Trust, at its May 6, 2003 regular meeting, unanimously approved the Income Plus Fund's (the "Fund") investment of a portion of its assets in the High Yield Bond Fund. The resulting changes and certain other changes to the Prospectus are described below.

1.    The "Annual Fund Operating Expenses" table in the "Summary of Expenses" section is supplemented by adding the following footnote next to "NET EXPENSES:"

6 For the Income Fund and the Income Plus Fund, the adviser will waive its advisory fee for the portion of each Fund's assets that is invested in the High Yield Bond Fund and waive additional fees and/or reimburse additional expenses to the extent necessary to ensure that there will be no increase in the Fund's net operating expense ratio.

2.    The following paragraph has been added to the end of the "Permitted Investments" section on the individual Fund description page:

As part of our below investment-grade debt securities investment strategy, we may invest in the Wells Fargo High Yield Bond Fund. There will be no increase in the Fund's net operating expense ratio as a result of such an investment.

3.     In the "Your Account" section, the "Pricing Fund Shares" sub-section is supplemented by adding the following after the third sentence in the second bullet:

Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices.

4.    In the "Additional Services and Other Information" section, the "Taxes" sub-section is supplemented with the following:

Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to a Fund's sales and exchanges after May 6, 2003.

WELLS FARGO FUNDS TRUST

Equity Index Fund
Growth Fund
Class B

Diversified Equity Fund
Equity Income Fund
Growth Equity Fund
International Equity Fund
Large Cap Appreciation Fund
Large Company Growth Fund
SIFE Specialized Financial Services Fund
Small Cap Growth Fund
Small Company Value Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Class B and Class C

Supplement dated June 6, 2003
to the Prospectus for the Class A, Class B and
Class C shares dated February 1, 2003,
as supplemented May 7, 2003 and May 14, 2003

At its May 6, 2003 regular meeting, the Board of Trustees of Wells Fargo Funds Trust unanimously approved a change in the methodology by which the contingent deferred sales charge ("CDSC") on Class B and Class C shares is calculated. The resulting changes and certain other changes to the Prospectus are described below.

1.    In the "A Choice of Share Classes" section, under the "Class B Share CDSC Schedule" and "Class C Share Sales Charges" sub-sections, the following sentence:

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

is replaced with the following:

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

2.    In the "Your Account" section, the "Pricing Fund Shares" sub-section is supplemented by adding the following after the third sentence in the second bullet:

Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices.

3.    In the "Additional Services and Other Information" section, the "Taxes" sub-section is supplemented with the following:

Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to a Fund's sales and exchanges after May 6, 2003. Also, a Fund's distributions to individual shareholders attributable to the Fund's dividends received from U.S. and certain foreign corporations after December 31, 2002 will generally be treated as net long-term capital gain, as long as certain other requirements are met.

WELLS FARGO FUNDS TRUST

International Equity Fund
Class A, Class B, Class C and Institutional Class

Supplement dated June 6, 2003 to the Prospectus for the Class A,
Class B and Class C shares dated February 1, 2003, as supplemented
May 7, 2003 and May 14, 2003, and to the Prospectus for the Institutional
Class shares dated February 1, 2003, as supplemented May 14, 2003

Effective immediately, Josephine Jiménez, CFA, joins Sabrina Yih, CFA, as a co-portfolio manager for the International Equity Fund. Biographical information for Sabrina Yih can be found in the "Portfolio Managers" section of the Prospectuses. The resulting changes and certain other changes to the Prospectuses are described below.

1.    The "Portfolio Managers" section of each Prospectus is supplemented with the addition of the following biographical information for Josephine Jiménez:

Josephine Jimenez, CFA
International Equity Fund since 2003
Ms. Jimenez joined Wells Capital Management in 2003 as the Director of the International and Emerging Markets team and as a Senior Portfolio Manager. Prior to joining Wells Capital Management, Ms. Jimenez was a senior portfolio manager with Montgomery Asset Management, which she joined in 1991 to launch and manage the firm's emerging markets funds. In addition to managing the emerging markets strategies at Montgomery since 1992, Ms. Jimenez managed the Montgomery Emerging Markets Focus Fund since its inception in 1997. Prior to joining Montgomery, Ms Jimenez was a portfolio manager at Emerging Markets Investors Corporation. From 1981 through 1988, she analyzed U.S. equity securities, first at Massachusetts Mutual Life Insurance Company, then at Shawmut Corporation. Ms. Jimenez earned her MS from the Massachusetts Institute of Technology and her BS from New York University.

2.     In the "Your Account" section, the "Pricing Fund Shares" sub-section is supplemented by adding the following after the third sentence in the second bullet:

Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices.

3.     In the "Additional Services and Other Information" section of the Prospectus for the Class A, Class B and Class C shares, and in the "Other Information" section of the Prospectus for the Institutional Class shares, the "Taxes" sub-section is supplemented with the following:

Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to a Fund's sales and exchanges after May 6, 2003. Also, a Fund's distributions to individual shareholders attributable to the Fund's dividends received from U.S. and certain foreign corporations after December 31, 2002 will generally be treated as net long-term capital gain, as long as certain other requirements are met.

WELLS FARGO FUNDS TRUST

Income Fund
Limited Term Government Income Fund
Stable Income Fund
Class B

Income Plus Fund
Intermediate Government Income Fund
Class B and Class C

Supplement dated June 6, 2003
to the Prospectus for the Class A, Class B and Class C shares dated October 1, 2002, as supplemented February 5, 2003
and amended February 5, 2003 and June 6, 2003

At its May 6, 2003 regular meeting, the Board of Trustees of Wells Fargo Funds Trust unanimously approved a change in the methodology by which the contingent deferred sales charge ("CDSC") on Class B and Class C shares is calculated. The resulting changes and certain other changes to the Prospectus are described below.

1.    In the "A Choice of Share Classes" section, under the "Class B Share CDSC Schedule" and "Class C Share Sales Charges" sub-sections, the following sentence:

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

is replaced with the following:

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

2.    In the "Your Account" section, the "Pricing Fund Shares" sub-section is supplemented by adding the following after the third sentence in the second bullet:

Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices.

3.    In the "Additional Services and Other Information" section, the "Taxes" sub-section is supplemented with the following:

Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to a Fund's sales and exchanges after May 6, 2003.

WELLS FARGO FUNDS TRUST

Colorado Tax-Free Fund
Minnesota Tax-Free Fund
Class B

California Limited Term Tax-Free Fund
Class C

California Tax-Free Fund
National Tax-Free Fund
Class B and Class C

Supplement dated June 6, 2003
to the Prospectus for the Class A, Class B
and Class C shares dated November 1, 2002

At its May 6, 2003 regular meeting, the Board of Trustees of Wells Fargo Funds Trust unanimously approved a change in the methodology by which the contingent deferred sales charge ("CDSC") on Class B and Class C shares is calculated. The resulting changes and certain other changes to the Prospectus are described below.

1.    In the "A Choice of Share Classes" section, under the "Class B Share CDSC Schedule" and "Class C Share Sales Charges" sub-sections, the following sentence:

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

is replaced with the following:

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

2.    In the "Your Account" section, the "Pricing Fund Shares" sub-section is supplemented by adding the following after the third sentence in the second bullet:

Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices.

3.    In the "Additional Services and Other Information" section, the "Taxes" sub-section is supplemented with the following:

Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to a Fund's sales and exchanges after May 6, 2003.

WELLS FARGO FUNDS TRUST

Asset Allocation Fund
Growth Balanced Fund
Index Allocation Fund
Class B and Class C

Supplement dated June 6, 2003
to the Prospectus for the Class A, Class B and
Class C shares dated February 1, 2003

At its May 6, 2003 regular meeting, the Board of Trustees of Wells Fargo Funds Trust unanimously approved a change in the methodology by which the contingent deferred sales charge ("CDSC") on Class B and Class C shares is calculated. The resulting changes and certain other changes to the Prospectus are described below.

1.    In the "A Choice of Share Classes" section, under the "Class B Share CDSC Schedule" and "Class C Share Sales Charges" sub-sections, the following sentence:

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

is replaced with the following:

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

2.    In the "Your Account" section, the "Pricing Fund Shares" sub-section is supplemented by adding the following after the third sentence in the second bullet:

Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices.

3.    In the "Additional Services and Other Information" section, the "Taxes" sub-section is supplemented with the following:

Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to a Fund's sales and exchanges after May 6, 2003. Also, a Fund's distributions to individual shareholders attributable to the Fund's dividends received from U.S. and certain foreign corporations after December 31, 2002 will generally be treated as net long-term capital gain, as long as certain other requirements are met.

.

WELLS FARGO FUNDS TRUST

Money Market Fund
Class B

Supplement dated June 6, 2003
to the Prospectus for the Class A and
Class B shares dated August 1, 2002

At its May 6, 2003 regular meeting, the Board of Trustees of Wells Fargo Funds Trust unanimously approved a change in the methodology by which the contingent deferred sales charge ("CDSC") on Class B shares is calculated. The resulting change to the Prospectus is described below.

In the "Investments In Money Market Fund Class B Shares" section, under the "Class B Share CDSC Schedule" sub-section, the following sentence:

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

is replaced with the following:

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

WELLS FARGO FUNDS TRUST

Wells Fargo Outlook Today Fund
Wells Fargo Outlook 2010 Fund
Wells Fargo Outlook 2020 Fund
Wells Fargo Outlook 2030 Fund
Wells Fargo Outlook 2040 Fund
Class B and Class C

Supplement dated June 6, 2003
to the Prospectus for the Class A, Class B and Class C shares dated July 1, 2002, as supplemented August 23, 2002

At its May 6, 2003 regular meeting, the Board of Trustees of Wells Fargo Funds Trust unanimously approved a change in the methodology by which the contingent deferred sales charge ("CDSC") on Class B and Class C shares is calculated. The resulting changes and certain other changes to the Prospectus are described below.

1.    In the "A Choice of Share Classes" section, under the "Class B Share CDSC Schedule" and "Class C Share CDSC Schedule" sub-sections, the following sentence:

The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

is replaced with the following:

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

2.    In the "Your Account" section, the "Pricing Fund Shares" sub-section is supplemented by adding the following after the third sentence in the second bullet:

Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices.

3.    In the "Additional Services and Other Information" section, the "Taxes" sub-section is supplemented with the following:

Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to a Fund's sales and exchanges after May 6, 2003. Also, a Fund's distributions to individual shareholders attributable to the Fund's dividends received from U.S. and certain foreign corporations after December 31, 2002 will generally be treated as net long-term capital gain, as long as certain other requirements are met.

WELLS FARGO FUNDS TRUST

Stable Income Fund
Class A

Supplement dated June 6, 2003
to the Prospectus for the Class A, Class B and Class C shares dated October 1, 2002, as amended February 5, 2003
and June 6, 2003 and supplemented February 5, 2003

At its May 6, 2003 regular meeting, the Board of Trustees of Wells Fargo Funds Trust unanimously approved a change to the front-end sales charge of the Class A shares of the Stable Income Fund (the "Fund"), to be effective as of July 1, 2003. The resulting changes and certain other changes to the Prospectus for the Fund are described below.

1.    Footnote 1 to the "Shareholder Fees" table in the "Summary of Expenses" section is replaced with the following:

The Stable Income Fund's maximum sales charge (load) on purchases of Class A shares made prior to July 1, 2003 is 1.50% and on or after July 1, 2003 is 2.00%. The Stable Income Fund's maximum deferred sales charge (load) on redemptions of Class B shares is 1.50%.

2.    In the "A Choice of Share Classes" section, under the "Class A Share Sales Charge Schedule" sub-section, effective July 1, 2003, the table describing the Class A share sales charge schedule of the Fund at the bottom of page 48 of the Prospectus is replaced with the following table:

CLASS A SHARES FOR THE STABLE INCOME FUND HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
Amount of Purchase	Front-End Sales Charge as a % of Public Offering Price	Front-End Sales Charge as a % of Net Amount Invested
Less than $ 50,000	2.00%	2.04%
$ 50,000 to $ 99,999	1.50%	1.52%
$100,000 to $249,999	1.00%	1.01%
$250,000 to $499,999	0.75%	0.76%
$500,000 to $999,999	0.50%	0.50%
$1,000,000 and over 1	0.00%	0.00%

1 We will assess Class A share purchases of $1,000,000 or more a 0.50% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. CDSCs on Class A shares are based on the lower of the NAV on the date of purchase or the date of redemption.

3.    In the "Your Account" section, the "Pricing Fund Shares" sub-section is supplemented by adding the following after the third sentence in the second bullet:

Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices.

4.    In the "Additional Services and Other Information" section, the "Taxes" sub-section is supplemented with the following:

Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to a Fund's sales and exchanges after May 6, 2003.

WELLS FARGO FUNDS TRUST

Inflation-Protected Bond Fund
Class A, Class B, Class C and Institutional Class

Supplement dated June 6, 2003
to the Prospectuses dated February 28, 2003

For all Classes of the Inflation-Protected Bond Fund (the "Fund"), the tax information described below has been added to the Prospectuses. In addition, for the Class B and Class C shares of the Fund, the Board of Trustees of Wells Fargo Funds Trust, at its May 6, 2003 regular meeting, unanimously approved a change in the methodology by which the contingent deferred sales charge ("CDSC") on Class B and Class C shares is calculated. The resulting changes and certain other changes to the Prospectuses are described below.

1.    In the "Additional Services and Other Information" section of the Prospectus for the Class A, Class B and Class C shares, and in the "Other Information" section of the Prospectus for the Institutional Class shares, the word "any" is deleted from the first sentence.

2.    In the "Additional Services and Other Information" section of the Prospectus for the Class A, Class B and Class C shares, and in the "Other Information" section of the Prospectus for the Institutional Class shares, the "Taxes" sub-section is supplemented with the following:

If the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital. Estimates of inflation may be used in the determination of monthly income dividend rates.

In addition, the "Taxes" sub-section is further supplemented with the following:

Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to a Fund's sales and exchanges after May 6, 2003.

3.    In the "A Choice of Share Classes" section of the Prospectus for the Class A, Class B and Class C shares, under the "Class B Share CDSC Schedule" and "Class C Share Sales Charges" sub-sections, the following sentence:

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

is replaced with the following:

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

4.    In the "Your Account" section, the "Pricing Fund Shares" sub-section is supplemented by adding the following after the third sentence in the second bullet:

Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices.

WELLS FARGO FUNDS TRUST

High Yield Bond Fund
Class B and Class C

Supplement dated June 6, 2003
to the Prospectus for the Class A, Class B and
Class C shares dated February 1, 2003

At its May 6, 2003 regular meeting, the Board of Trustees of Wells Fargo Funds Trust unanimously approved a change in the methodology by which the contingent deferred sales charge ("CDSC") on Class B and Class C shares is calculated. The resulting changes and certain other changes to the Prospectus are described below.

1.    In the "A Choice of Share Classes" section, under the "Class B Share CDSC Schedule" and "Class C Share Sales Charges" sub-sections, the following sentence:

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

is replaced with the following:

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

2.    In the "Your Account" section, the "Pricing Fund Shares" sub-section is supplemented by adding the following after the third sentence in the second bullet:

Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"). If no NOCP is available, the securities are valued at the last reported sales price, and if there is no sale, they are valued based on latest quoted bid prices.

3.    In the "Additional Services and Other Information" section, the "Taxes" sub-section is supplemented with the following:

Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders will generally qualify for the reduced rate of tax if attributable to a Fund's sales and exchanges after May 6, 2003.